PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Jun. 30, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Provision for decommissioning restoration and rehabilitation costs

Amounts in R million	Note	2023	2022

Opening balance		517.7	570.8
Unwinding of provision	7	46.2	45.0
Change in estimate of environmental rehabilitation recognised in profit or loss	5.1	(7.1)	(2.2)
Change in estimate of environmental rehabilitation recognised to decommissioning asset (a)	9	20.4	(67.2)
Environmental rehabilitation payments (b)		(15.1)	(28.7)
To reduce decommissioning liabilities		(13.8)	(25.4)
To reduce restoration liabilities	14	(1.3)	(3.3)

Closing balance		562.1	517.7

Environmental rehabilitation payments to reduce the liability		(15.1)	(28.7)
Ongoing rehabilitation expenditure [1]		(26.8)	(31.6)

Total cash spent on environmental rehabilitation		(41.9)	(60.3)

[1] The Group also performs ongoing environmental rehabilitation arising from its current activities concurrently with production. These costs do not represent a reduction of the above liability and are expensed as operating costs.